Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income before income taxes	$ 17,563,041	$ 216,617	$ 70,820
Income tax expense at the PRC statutory rate	(4,390,760)	(54,154)	(17,705)
International tax rate differential	5,303	(419)	(1,827)
Super deduction for research and development expenses	159,235	7,229	2,310
Non-deductible expenses	(227,821)	(2,225)	685
Other adjustments	6,190	(1,002)	(486)
Effect of preferential tax rate	1,774,595	19,224	7,018
Change in valuation allowance	(4,135)	2,656	4,415
Effect of PRC withholding tax	(426,737)	(2,747)	(15)
Total income tax expense	$ (3,104,130)	$ (31,438)	$ (5,605)